Income Taxes - Summary of Non Capital Losses (Detail) $ in Thousands	Mar. 30, 2024 USD ($)
Operating Loss Carryforwards [Line Items]
Non Capital losses	$ 51,163
Expiring in 2025 [Member]
Operating Loss Carryforwards [Line Items]
Non Capital losses	0
Expiring in 2026 [Member]
Operating Loss Carryforwards [Line Items]
Non Capital losses	0
Expiring in 2027 [Member]
Operating Loss Carryforwards [Line Items]
Non Capital losses	0
Expiring in 2028 [Member]
Operating Loss Carryforwards [Line Items]
Non Capital losses	0
Expiring in 2029 [Member]
Operating Loss Carryforwards [Line Items]
Non Capital losses	0
Expiring in 2030 [Member]
Operating Loss Carryforwards [Line Items]
Non Capital losses	3,390
Expiring in 2031 [Member]
Operating Loss Carryforwards [Line Items]
Non Capital losses	0
Expiring in 2032 [Member]
Operating Loss Carryforwards [Line Items]
Non Capital losses	0
Expiring after 2032 [Member]
Operating Loss Carryforwards [Line Items]
Non Capital losses	$ 47,773